NET LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2021
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share attributable to common stockholders

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the nine months ended September 30, 2021 and 2020 (unaudited), and the years ended December 31, 2020 and 2019 (in thousands, except share and per share data).

	Nine Months Ended September 30,		Years Ended December 31,
	2021	2020	2020	2019

	(unaudited)
Numerator:
Net loss	$(47,825)	$(14,988)	$(21,531)	$(15,310)
Net loss attributable to ordinary shareholders	$(47,825)	$(14,988)	$(21,531)	$(15,310)
Denominator:
Weighted-average ordinary shares outstanding	47,677,440	46,603,282	46,743,539	45,800,696
Net loss per share attributable to common stockholders, basic and diluted	$(1.00)	$(0.32)	$(0.46)	$(0.33)

Schedule of weighted-average outstanding common stock equivalents excluded from the computation of diluted net loss per share

	September 30,		December 31,
	2021	2020	2020	2019

	(unaudited)
Founders Preferred shares	162,558	162,558	162,558	162,558
Series A-1 convertible preferred shares	3,654,873	3,654,873	3,654,873	3,654,873
Series A-2 convertible preferred shares	5,372,703	5,372,703	5,372,703	5,372,703
Series A-3 convertible preferred shares	2,485,296	2,485,296	2,485,296	2,485,296
Series A-4 convertible preferred shares	590,688	590,688	590,688	590,688
Series A-5 convertible preferred shares	2,680,236	2,680,236	2,680,236	2,680,236
Series A-6 convertible preferred shares	3,647,817	3,647,817	3,647,817	3,647,817
Series A-7 convertible preferred shares	15,139,917	15,139,917	15,139,917	15,139,917
Series B convertible preferred shares	32,834,601	32,834,601	32,834,601	32,834,601
Series C convertible preferred shares	20,949,454	20,949,454	20,949,454	20,949,454
Options issued and outstanding	11,397,560	8,129,294	8,520,723	7,774,441
Warrants issued and outstanding	857,142	—	—	—
Total	99,772,845	95,647,437	96,038,866	95,292,584